Trade payables - Narrative (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Trade payables, interest rate	1.71%	1.55%	1.58%
Supplier installments
Disclosure of transactions between related parties [line items]
Guarantee payables	R$ 499,520	R$ 1,082,199